Notes to the Consolidated Statements of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of useful life of Property, plant and equipment
Property, plant and equipment are depreciated using the straight-line method over their expected useful lives, which are as follows:

(years)
Building & improvements	10-33
Land improvements & Leasehold improvements	9-20
Transportation equipment, machinery, Computer & networking, Lab equipment	3-15
Furniture, office equipment, machinery and tools	3-10

Disclosure of useful life of intangible assets
All of the Group’s intangible assets have a finite useful life and are amortized on a straight-line basis:

(years)
Customer Relationships	13-20
Developed Technology	14-16
Trade names	20
Capitalized Development costs	3-15
Other intangible assets	3-10

Summary of the disaggregation of the Group's revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Type of goods or service
Chemistry revenue	1,114.0	1,065.5	1,066.5
Equipment revenue	120.3	122.3	146.3

Total revenue from contracts with customers	1,234.3	1,187.8	1,212.8

Geographical market
Asia	897.8	808.4	829.2
Europe	232.2	254.2	251.9
Americas	104.3	125.2	131.7

Total revenue from contracts with customers	1,234.3	1,187.8	1,212.8

Timing of revenue recognition
Recognized at a point in time	1,186.9	1,115.4	1,121.5
Recognized over time	47.4	72.4	91.3

Total revenue from contracts with customers	1,234.3	1,187.8	1,212.8